Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	December 31,
	2015	2016
Balance Sheet
Due from related parties	$20,637	$6,674
Due from related parties (current) - Total	20,637	6,674

Due to related parties	(21,828)	(5,033)
Due to related parties (current) - Total	$(21,828)	$(5,033)

Due to related parties	-	(116,617)
Due to related parties (non - current) - Total	$-	$(116,617)

Accrued liabilities	$(1,059)	$(1,082)

	Year ended December 31,
Statement of Operations	2014	2015	2016
Time charter & Service Revenues - commission fees	$16,870	$7,366	$1,800
Voyage expenses	(6,758)	(4,521)	(390)
General and administrative expenses	(85,584)	(50,498)	(32,397)
Commissions for assets sold	-	(8,133)	(886)
Gain/(loss) from sale of vessel owning companies, net of commissions	-	-	(22,318)
Interest and finance costs	-	(3,679)	(1,789)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)